THE RBB FUND, INC.

615 East Michigan Street

Milwaukee, WI 53202

March 5, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund, Inc. (the “Company”)
File Nos.: 033-20827 and 811-05518
Campbell Systematic Macro Fund (the “Fund”)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Company on behalf of the Fund, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Fund dated February 28, 2025 and filed electronically as Post-Effective Amendment No. 342 to the Company’s Registration Statement on Form N-1A on February 28, 2025.

If you have any questions or require further information, please do not hesitate to contact the undersigned at edward.paz@usbank.com.

Sincerely,

/s/ Edward Paz
Edward Paz
Assistant Secretary

cc:	Steven Plump, The RBB Fund, Inc.
James Shaw, The RBB Fund, Inc.
Jillian Bosmann, Faegre Drinker Biddle & Reath LLP